Shareholder Fees	Dec. 01, 2021
First Trust Health Care AlphaDEX Fund | First Trust Health Care AlphaDEX Fund
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none